Investments in Associates and other Companies (Details) - Schedule of financial information of associates - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Investments in Associates and other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	$ 88,453	$ 1,362,868	$ 1,059,806
Liabilities	36,891	1,201,475	919,068
Equity	46,781	142,750	119,143
Net income for the year	4,781	18,643	21,595
Redbanc S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets		23,413	20,825
Liabilities		14,106	12,469
Equity		8,441	7,505
Net income for the year		866	851
Transbank S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets		1,217,448	904,558
Liabilities		1,133,441	835,200
Equity		70,605	56,888
Net income for the year		13,402	12,470
Centro de Compensacion Automatizado S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	11,134	8,550	7,073
Liabilities	2,953	1,998	1,480
Equity	6,371	5,671	4,677
Net income for the year	1,810	881	916
Sociedad Interbancaria de Deposito de Valores S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	5,840	5,074	4,392
Liabilities	314	4	230
Equity	4,496	4,209	3,400
Net income for the year	1,030	861	762
Camara de Compensacion de Alto Valor S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	7,158	7,372	6,728
Liabilities	722	986	622
Equity	6,246	6,193	5,722
Net income for the year	190	193	384
Administrador Financiero del Transantiago S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	49,841	54,712	55,818
Liabilities	30,670	34,787	37,419
Equity	17,227	17,978	15,490
Net income for the year	1,944	1,947	2,909
Sociedad Nexus S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets		31,147	35,139
Liabilities		13,471	18,335
Equity		17,660	13,955
Net income for the year		16	2,849
Servicios de Infraestructura de Mercado OTC S.A. [Member]
Investments in Associates and other Companies (Details) - Schedule of financial information of associates [Line Items]
Assets	14,480	15,152	25,273
Liabilities	2,232	2,682	13,313
Equity	12,441	11,993	11,506
Net income for the year	$ (193)	$ 477	$ 454